Shareholder Report, Average Annual Return (Details)	12 Months Ended	55 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
CornerCap Fundametrics® Large-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CornerCap Fundametrics® Large-Cap ETF NAV
Average Annual Return, Percent	6.65%	13.43%
Russell 1000 Equal Weight TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight TR Index
Average Annual Return, Percent	4.38%	10.07%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	7.18%	12.65%